Note 19 - Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending	Amount
December 31,	(in thousands)
2023	$263
2024	264
2025	244
2026	116
2027	52
Thereafter	750
Total	1,689
Present value discount	(325)
Total	$1,364